Interest and Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest and Finance Costs [Abstract]
Amortization of deferred finance fees and debt discounts	$ 1,121	$ 1,702
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	154	174
Convertible notes amortization of deferred finance fees and debt discount (non-cash)	0	1,238
Other	101	152
Total	6,172	8,363
Long-Term Debt and Other Financial Liabilities [Member]
Interest and Finance Costs [Abstract]
Interest expense	4,416	4,026
Convertible Notes [Member]
Interest and Finance Costs [Abstract]
Interest expense	$ 380	$ 1,071